SHARE-BASED PAYMENTS - Share option plan stock options outstanding (Details) - Share option Options in Thousands	12 Months Ended
	Dec. 31, 2021 Options EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments Options $ / shares	Dec. 31, 2019 Options $ / shares
Share options outstanding
Number of options | Options	3,764	5,601	10,170
Weighted average exercise price	$ 4.47	$ 4.68	$ 5.16
Weighted average remaining contractual life (years)	2 years 3 months 10 days
Share options exercisable
Number of options | Options	3,273	3,813
Weighted average exercise price	$ 4.47	$ 4.68
Weighted average remaining contractual life (years)	2 years 18 days
Options granted | EquityInstruments	0	0
$3.73 to $4.25
Share options outstanding
Number of options | Options	1,335
Weighted average exercise price	$ 3.87
Weighted average remaining contractual life (years)	6 months 10 days
Share options exercisable
Number of options | Options	1,335
Weighted average exercise price	$ 3.89
Weighted average remaining contractual life (years)	6 months 10 days
$4.26 to $4.75
Share options outstanding
Number of options | Options	1,078
Weighted average exercise price	$ 4.58
Weighted average remaining contractual life (years)	3 years 10 months 20 days
Share options exercisable
Number of options | Options	587
Weighted average exercise price	$ 4.59
Weighted average remaining contractual life (years)	3 years 11 months 19 days
$4.76 to $5.06
Share options outstanding
Number of options | Options	1,351
Weighted average exercise price	$ 4.98
Weighted average remaining contractual life (years)	2 years 8 months 19 days
Share options exercisable
Number of options | Options	1,351
Weighted average exercise price	$ 4.99
Weighted average remaining contractual life (years)	2 years 8 months 19 days
Minimum | $3.73 to $4.25
Share options outstanding
Exercise price range	$ 3.73
Minimum | $4.26 to $4.75
Share options outstanding
Exercise price range	4.26
Minimum | $4.76 to $5.06
Share options outstanding
Exercise price range	4.76
Maximum | $3.73 to $4.25
Share options outstanding
Exercise price range	4.25
Maximum | $4.26 to $4.75
Share options outstanding
Exercise price range	4.75
Maximum | $4.76 to $5.06
Share options outstanding
Exercise price range	$ 5.06